As filed with the Securities and Exchange Commission on May 15, 2014
File No. 333-146827
File No. 811-22135

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM  N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	15	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	16	[	X	]

ACADEMY FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

123 South Broad Street
Suite 1630
Philadelphia, PA 19109

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (215) 979-3750

Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, Delaware 19808
(Name and Address of Agent for Service)

With Copies to:
Jonathan M. Kopcsik, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

Approximate Date of Public Offering:	April 30, 2014

It is proposed that this filing will become effective (check appropriate box):
[ X ]	immediately upon filing pursuant to paragraph (b).
[ ]	on (date) pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:
This Post-Effective Amendment (“PEA”) No. 15 to the Registration Statement of Academy Funds Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 14 on Form N-1A filed on April 30, 2014.  This PEA No. 15 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 14 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on May 14, 2014.

ACADEMY FUNDS TRUST

By: /s/ David Jacovini
David Jacovini
President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Oliver St. Clair Franklin*	Trustee and Chairman	May 14, 2014
Oliver St. Clair Franklin

Russell R. Wagner*	Trustee	May 14, 2014
Russell R. Wagner

/s/David Jacovini	President, Treasurer and Trustee	May 14, 2014
David Jacovini

* By:	/s/ David Jacovini
David Jacovini
As Attorney-in-Fact for
each of the persons indicated
(pursuant to powers of attorney previously filed)

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE